United States
           Securities and Exchange commission
           Washington, D.C.  20549

           Form 13F

           Form 13F Cover Page

           Report for the Quarter Ended March 31, 2000

           Institutional Investment Manager Filing this Report:

           Companion Capital Management, Inc.
           1201 Main Street, Suite 1910
           Columbia, SC  29201

           13F File Number:  28-4518

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on behalf of reporting manager:

Name:          John D. Leaphart
Title:         Vice President
Phone:         803-254-9500
    John D. Leaphart, Columbia, SC, April 25, 2000

Report Type (Check Only One)
[X]         13f Holdings Report
[ }         13f Notice
[ ]         13f Combination Report

List of other Managers Reporting for this Manager:
     NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    76

Form 13F Information Table Value Total:    $154,466

List of other Included Managers:

    None

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     1237    15710 SH
     SOLE                     8225
AT&T                           COM              001957109     3867    68671 SH
     SOLE                    47875
AXA Financial, Inc.            COM              002451102     2516    70125 SH
     SOLE                    43525
Abercrombie & Fitch Co CL A    COM              002896207      497    31065 SH
     SOLE                     3450
Alcoa Inc.                     COM              013817101     1522    21660 SH
     SOLE                    15875
American Power Conversion Corp COM              029066107     5863   136735 SH
     SOLE                    83150
Amgen                          COM              031162100      606     9870 SH
     SOLE                     7600
Anheuser Busch                 COM              035229103     3232    51916 SH
     SOLE                    37875
Archer Daniels Midland         COM              039483102      176    17050 SH
     SOLE                    17050
Arvin Industries               COM              043339100      364    16086 SH
     SOLE                     1350
Atlantic Richfield             COM              048825103     2457    28901 SH
     SOLE                    21575
BB&T Corporation               COM              054937107      299    10672 SH
     SOLE
Bank Of America Corp           COM              060505104     3404    64920 SH
     SOLE                    43359
Bell Atlantic Corp.            COM              077853109     4079    66726 SH
     SOLE                    46836
Bell South                     COM              079860102     1080    23048 SH
     SOLE                    20000
Beverly Enterprises Del        COM              087851309       61    16600 SH
     SOLE                    11500
Bristol Myers Squibb           COM              110122108     1644    28350 SH
     SOLE                    26390
CBS, Inc.                      COM              12490K107     1811    31985 SH
     SOLE                    16600
Caterpillar Inc Del            COM              149123101      513    13000 SH
     SOLE                    13000
Chevron Corp.                  COM              166751107      740     8000 SH
     SOLE                     8000
Cisco Systems                  COM              17275R102     6664    86200 SH
     SOLE                    84200
Computer Sciences              COM              205363104     3178    40165 SH
     SOLE                    24100
Compuware                      COM              205638109     2258   107220 SH
     SOLE                    57200
Conagra Inc.                   COM              205887102     1080    59601 SH
     SOLE                    39500
Conoco Cl. A                   COM              208251306     1065    43265 SH
     SOLE                    34400
Continental Airlines Cl B      COM              210795308      474    11600 SH
     SOLE                    10000
Delta Air Lines                COM              247361108      533    10000 SH
     SOLE                    10000
Dow Chemical Co.               COM              260543103     3022    26505 SH
     SOLE                    20295
Duke Power Co.                 COM              264399106      853    16241 SH
     SOLE                     5100
Electronic Arts                COM              285512109      239     3355 SH
     SOLE                     2525
Enron Corp.                    COM              293561106     2999    40050 SH
     SOLE                    34650
Exxon Mobil Corp               COM              30231g102     1322    16965 SH
     SOLE                    12156
FedEx Corp                     COM              31428X106     2936    75640 SH
     SOLE                    61225
Federated Department Stores    COM              31410H101     2339    55355 SH
     SOLE                    40625
First Union Corp.              COM              337358105     2641    70901 SH
     SOLE                    35275
Fleet Boston Corp.             COM              339030108     1777    48697 SH
     SOLE                    24425
Ford Motor Co.                 COM              345370100      689    15000 SH
     SOLE                    15000
Gap Inc.                       COM              364760108     3354    67331 SH
     SOLE                    51811
General Elec Co.               COM              369604103     3001    19285 SH
     SOLE                    12350
General Motors                 COM              370442105     1590    19195 SH
     SOLE                    14900
Georgia-Pacific                COM              373298108     1986    50209 SH
     SOLE                    28425
Guidant Corp                   COM              401698105     1245    21145 SH
     SOLE                    10400
Hewlett Packard Co.            COM              428236103     8315    62580 SH
     SOLE                    47725
Household International        COM              441815107     2499    66981 SH
     SOLE                    41950
Ingersoll-Rand                 COM              456866102      418     9440 SH
     SOLE                     9000
Int'l. Business Machines       COM              459200101     5550    47030 SH
     SOLE                    34525
Intel Corp.                    COM              458140100     4010    30390 SH
     SOLE                    17580
International Paper            COM              460146103      513    12000 SH
     SOLE                    12000
Intimate Brands Inc            COM              461156101     1744    42335 SH
     SOLE                    17455
Johnson & Johnson              COM              478160104     1360    19365 SH
     SOLE                    18140
Lowe's Companies Inc.          COM              548661107     4347    74470 SH
     SOLE                    60325
Lucent Technologies Inc.       COM              549463107      628    10260 SH
     SOLE                    10000
MCI Worldcom Inc.              COM              55268B106     4145    91475 SH
     SOLE                    67277
May Department Stores Co.      COM              577778103      342    12000 SH
     SOLE                    12000
Medtronic Inc.                 COM              585055106     2146    41715 SH
     SOLE                    20325
Merck & Co.                    COM              589331107     2774    44650 SH
     SOLE                    30710
Norfolk Southern               COM              655844108      143    10050 SH
     SOLE
Occidental Pete                COM              674599105     1833    88357 SH
     SOLE                    65000
Oracle Systems Corp            COM              68389X105     5475    70134 SH
     SOLE                    34275
Pfizer, Inc.                   COM              717081103     2926    80015 SH
     SOLE                    64250
Phillips Petroleum Co.         COM              718507106      927    20050 SH
     SOLE                    20000
Procter & Gamble               COM              742718109      740    13090 SH
     SOLE                    13050
Quaker Oats                    COM              747402105     2652    43740 SH
     SOLE                    31825
Qualcomm Inc.                  COM              747525103     4787    32063 SH
     SOLE                    16750
Raytheon Co. New Cl B          COM              755111408     1438    81025 SH
     SOLE                    72300
Royal Dutch Pete Co.           COM              780257804      524     9065 SH
     SOLE                     6290
Sanmina Corp.                  COM              800907107     1143    16920 SH
     SOLE                     2935
Sara Lee Corp.                 COM              803111103      484    26880 SH
     SOLE                    22925
Schering Plough                COM              806605101     1649    44420 SH
     SOLE                    42600
Schlumberger Ltd.              COM              806857108     1270    16605 SH
     SOLE                    12750
Symbol Technologies Inc        COM              871508107      599     7272 SH
     SOLE                     3000
TJX Cos. Inc. New              COM              872540109     1116    50290 SH
     SOLE                    22750
Target Corp.                   COM              87612E106     4504    60258 SH
     SOLE                    47525
Waste Management Inc.          COM              94106L109      928    67825 SH
     SOLE                    66250
Weingarten Realty Investors SB COM              948741103      315     8575 SH
     SOLE                     7750
Williams Cos Inc.              COM              969457100     1009    22975 SH
     SOLE                    20200